INVESTMENTS IN EQUITY AND COST INVESTEES (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Apr. 30, 2013
Schedule Of Equity And Cost Method Investments [Line Items]
Long-term investment, at cost, less impairment	$ 13,226,934	$ 9,291,241
Share of undistributed profits	1,787,207	6,724,777
Advance to investee company	47,913	47,713
Total	15,062,054	16,063,731
Long-term investment, at cost, less impairment	4,435,858	3,715,808
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	4,435,858	3,715,808
China Techenergy Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	9,751,658	5,826,468
Share of undistributed profits	(2,570,575)	2,917,828
Advance to investee company	47,913	47,713
Total	7,228,996	8,792,009
Beijing Hollysys Electric Motor Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	40.00%	40.00%
Long-term investment, at cost, less impairment	860,770	857,161
Share of undistributed profits	3,144,435	2,863,374
Advance to investee company	0	0
Total	4,005,205	3,720,535
Beijing Ipe Biotechnology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	23.39%	23.39%
Long-term investment, at cost, less impairment	1,602,905	1,596,186
Share of undistributed profits	1,926,062	1,666,155
Advance to investee company	0	0
Total	3,528,967	3,262,341
New Huake Electric Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	37.50%	37.50%
Long-term investment, at cost, less impairment	243,791	242,770
Share of undistributed profits	(243,791)	(242,770)
Advance to investee company	0	0
Total	0	0
Beijing Hollysys Machine Automation Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%
Long-term investment, at cost, less impairment	487,583	485,539
Share of undistributed profits	(441,182)	(450,675)
Advance to investee company	0	0
Total	46,401	34,864
Southcon Development Sdn Bhd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	30.00%	30.00%	30.00%
Long-term investment, at cost, less impairment	280,227	283,117
Share of undistributed profits	(27,742)	(29,135)
Advance to investee company	0	0
Total	252,485	253,982
Shenhua Hollysys Information Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	20.00%	20.00%
Long-term investment, at cost, less impairment	2,576,955	1,541,005
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	2,576,955	1,541,005
Zhongjijing Investment Consulting Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	5.00%	5.00%
Long-term investment, at cost, less impairment	0	323,693
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	0	323,693
Heilongjiang Ruixing Technology Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	8.31%	8.31%
Long-term investment, at cost, less impairment	1,761,386	1,754,003
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	1,761,386	1,754,003
Zhejiang Sanxin Engineering Co Ltd [Member]
Schedule Of Equity And Cost Method Investments [Line Items]
Interest held (in percentage)	6.00%	6.00%
Long-term investment, at cost, less impairment	97,517	97,107
Share of undistributed profits	0	0
Advance to investee company	0	0
Total	$ 97,517	$ 97,107